UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Portfolio of Investments — as of July 31, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 45.5%
	Adjustable Rate Mortgage Trust
$1,092,659	0.506%, 01/25/36 (A)	$723,301
	American Home Mortgage Investment Trust
1,527,887	2.569%, 10/25/34 (A)	1,125,156
2,504,791	2.227%, 09/25/45 (A)	2,087,396
753,262	0.536%, 11/25/45 (A)	516,165
647,845	0.386%, 03/25/46 (A)	433,708
	Banc of America Funding
1,080,433	2.817%, 12/20/34 (A)	794,161
499,008	2.628%, 12/20/36 (A)	489,627
	Bear Stearns Adjustable Rate Mortgage Trust
7,548	2.916%, 01/25/35 (A)	6,402
147,193	2.866%, 04/25/34 (A)	126,517
161,600	2.836%, 07/25/34 (A)	142,309
7,167,126	2.795%, 02/25/36 (A)	4,403,461
110,856	2.792%, 01/25/35 (A)	99,954
595,503	2.520%, 02/25/36 (A)	524,517
	Citicorp Mortgage Securities
245,039	0.596%, 09/25/35 (A)	235,994
	Citigroup Mortgage Loan Trust
1,301,874	2.580%, 10/25/35 (A)	1,156,312
	Citimortgage Alternative Loan Trust
6,195,709	6.000%, 07/25/36	4,542,310
5,485,834	6.000%, 06/25/37	4,140,532
	Countrywide Alternative Loan Trust
1,501,375	0.456%, 05/25/35 (A)	933,402
	Countrywide Home Loan Mortgage Pass-Through Trust
760,363	3.726%, 01/20/35 (A)	604,948
4,017,303	2.905%, 04/25/35 (A)	2,094,730
687,517	0.586%, 03/25/35 (A)	410,040
2,924,218	0.516%, 04/25/35 (A)	1,943,476
	Deutsche ALT-A Securities Alternate Loan Trust
7,198,557	5.500%, 12/25/35	4,944,465
	GMAC Mortgage Loan Trust
676,014	3.157%, 06/19/35 (A)	648,255
	GSR Mortgage Loan Trust
304,146	3.134%, 07/25/35 (A)	265,828
752,374	2.848%, 12/25/34 (A)	584,978
	Indymac Index Mortgage Loan Trust
462,273	0.566%, 07/25/45 (A)	329,592
	JPMorgan Alternative Loan Trust
3,497,282	5.263%, 03/25/36 (A)	2,423,962
	JPMorgan Mortgage Trust
236,198	3.010%, 07/25/35 (A)	233,336
2,618,513	2.868%, 07/25/35 (A)	2,528,020
	Lehman Mortgage Trust
1,745,149	6.500%, 09/25/37	1,353,550
2,537,522	5.500%, 02/25/36	2,384,307
903,234	0.746%, 01/25/36 (A)	560,619
	Lehman XS Trust
3,028,208	0.366%, 07/25/37 (A)	1,448,416
	Mastr Adjustable Rate Mortgages Trust
4,213,422	2.865%, 04/25/36 (A)	3,265,516
1,468,747	2.816%, 03/25/35 (A)	1,036,671
2,808,294	0.406%, 01/25/47 (A)	1,571,740
	MASTR Asset Securitization Trust
561,385	6.500%, 11/25/37	493,105
	Merrill Lynch Alternative Note Asset
452,524	6.000%, 03/25/37	292,153

1

Portfolio of Investments — as of July 31, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 45.5% (continued)
	Morgan Stanley Mortgage Loan Trust
$3,099,493	6.000%, 08/25/36	$2,388,574
150,000	5.500%, 11/25/35	142,502
	New York Mortgage Trust
1,831,085	2.947%, 05/25/36 (A)	1,523,741
	RALI Trust
691,388	6.000%, 06/25/36	443,231
	Residential Asset Securitization Trust
3,352,640	6.000%, 01/25/46	2,418,822
	RFMSI Trust
1,381,934	5.750%, 01/25/36	1,313,029
	Structured Adjustable Rate Mortgage Loan Trust
1,901,650	2.763%, 06/25/34 (A)	1,785,050
1,361,853	0.556%, 07/25/35 (A)	862,246
932,168	0.406%, 01/25/37 (A)	480,442
	Vericrest Opportunity Loan Transferee
1,000,000	8.112%, 03/25/49 (A) (B)	1,004,867
773,947	4.213%, 03/25/49 (A) (B)	778,319
	WaMu Mortgage Pass-Through Certificates
749,359	0.957%, 12/25/46 (A)	586,879
	Washington Mutual Alternative Mortgage Pass-Through Certificates
4,480,965	6.000%, 03/25/36	3,172,913
1,232,604	1.107%, 08/25/46 (A)	628,543
2,864,146	0.486%, 01/25/47 (A)	1,228,444
	Wells Fargo Mortgage Backed Securities Trust
4,028,895	5.500%, 01/25/36	4,062,290
1,235,010	2.685%, 04/25/35 (A)	1,158,580

	Total Residential Mortgage-Backed Obligations
	(Cost $74,423,096)	75,877,403

Commercial Mortgage-Backed Obligations — 31.9%
	Adjustable Rate Mortgage Trust
688,931	0.556%, 11/25/35 (A)	420,921
	Banc of America Merrill Lynch Commercial Mortgage
675,000	5.803%, 04/10/49 (A)	779,477
	Bear Stearns Commercial Mortgage Securities
2,485,000	5.983%, 05/11/39 (A) (B)	2,498,369
150,000	5.331%, 02/11/44	162,774
	Commercial Mortgage Pass-Through Certificates
1,400,000	5.825%, 12/10/44 (A)	1,444,019
	Countrywide Alternative Loan Trust
3,753,679	6.250%, 07/25/36	2,382,760
	Credit Suisse Mortgage Capital Certificates
5,268,504	6.500%, 10/25/21	4,073,803
1,180,000	6.201%, 02/15/41 (A)	1,339,243
3,700,000	5.869%, 09/15/40 (A)	3,433,778
500,000	5.772%, 09/15/39 (A)	549,313
2,935,000	5.695%, 09/15/40 (A)	3,243,565
1,810,000	5.679%, 06/15/39 (A)	1,989,080
580,000	5.542%, 01/15/49 (A)	636,199
	DBUBS Mortgage Trust
2,200,000	5.728%, 01/10/21 (A) (B)	1,964,365
	Extended Stay America Trust
2,780,000	5.498%, 11/05/27 (B)	2,818,492
	FREMF Mortgage Trust
1,500,000	4.023%, 11/25/44 (A) (B)	1,374,995
	GMAC Mortgage Loan Trust
1,806,199	3.318%, 07/19/35 (A)	1,573,288

2

Portfolio of Investments — as of July 31, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 31.9% (continued)
	Greenwich Capital Commercial Funding
$2,475,000	5.736%, 12/10/49	$2,790,357
	GS Mortgage Securities II
6,515,000	5.983%, 08/10/45 (A)	5,954,717
	JPMorgan Chase Commercial Mortgage Securities
420,000	5.815%, 06/15/49 (A)	469,426
100,000	5.475%, 04/15/43 (A)	112,550
225,000	5.420%, 01/15/49	254,685
3,475,000	5.372%, 05/15/47	3,466,903
	LB-UBS Commercial Mortgage Trust
700,000	5.866%, 09/15/45 (A)	814,147
	Merrill Lynch
3,575,000	5.856%, 09/12/49 (A)	3,514,961
	Morgan Stanley Reremic Trust
3,400,000	5.983%, 08/12/45 (A) (B)	3,576,365
1,100,000	5.983%, 08/15/45 (A) (B)	1,157,059
	WF-RBS Commercial Mortgage Trust
325,000	5.465%, 02/15/44 (A) (B)	299,089

	Total Commercial Mortgage-Backed Obligations
	(Cost $49,260,825)	53,094,700

Asset-Backed Securities — 19.0%
	AmeriCredit Automobile Receivables Trust
1,000,000	5.940%, 07/08/19 (B)	1,072,942
	Ameriquest Mortgage Securities
1,900,000	0.746%, 09/25/35 (A)	1,039,724
800,000	0.696%, 01/25/36 (A)	541,950
	CarNow Auto Receivables Trust
1,736,000	6.900%, 11/15/16	1,740,321
	Countrywide Asset-Backed Certificates
1,575,000	5.103%, 05/25/35	1,315,805
	Diamond Resorts Owner Trust
711,676	12.000%, 03/20/26 (B)	758,993
	DSC Floorplan Master Owner Trust
2,300,000	8.110%, 03/15/16 (B)	2,331,884
	DT Auto Owner Trust
1,650,000	4.350%, 03/15/19 (B)	1,651,208
	First Franklin Mortgage Loan Asset Backed Certificates
1,039,587	0.396%, 07/25/36 (A)	841,258
	First Investors Auto Owner Trust
2,040,000	9.000%, 01/15/19 (B)	2,248,753
2,000,000	6.860%, 03/15/19 (B)	2,024,244
	Fremont Home Loan Trust
1,128,071	0.396%, 11/25/36 (A)	436,261
	GSAA Trust
2,182,589	0.316%, 12/25/46 (A)	873,101
	Indymac Residential Asset Backed Trust
4,114,850	0.406%, 07/25/37 (A)	2,238,050
	Option One Mortgage Loan Trust
1,353,395	0.346%, 01/25/37 (A)	807,701
	Park Place Securities
1,175,000	0.746%, 07/25/35 (A)	926,864
	RAMP Trust
2,147,321	0.426%, 10/25/36 (A)	1,866,752
	Sierra Receivables Funding
953,196	9.310%, 07/20/28 (B)	952,839
2,400,000	2.380%, 03/20/29 (B)	2,402,438
	SNAAC Auto Receivables Trust
2,000,000	6.210%, 12/17/18 (B)	2,010,618

3

Portfolio of Investments — as of July 31, 2012 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Asset-Backed Securities — 19.0% (continued)
	Structured Asset Securities
$1,266,740	0.536%, 06/25/35 (A)	$932,067
	Westgate Resorts
2,579,115	11.000%, 09/20/25 (B)	2,579,921
	Total Asset-Backed Securities

	(Cost $31,607,367)	31,593,694

Short-Term Investment — 3.3%
	Dreyfus Treasury Prime Cash Management, 0.000% (C)
5,588,557	(Cost $5,588,557)	5,588,557

	Total Investments — 99.7%
	(Cost $160,879,845) †	166,154,354
	Other Assets and Liabilities — 0.3%	463,844

	Net Assets — 100.0%	$166,618,198

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $160,879,845 and the unrealized appreciation and depreciation were $7,324,715 and ($2,050,206), respectively.
(A)	Variable rate security - Rate disclosed is the rate in effect on July 31, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported is the 7-day effective yield as of July 31, 2012.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$75,877,403	$—	$75,877,403
Commercial Mortgage-Backed Obligations	—	53,094,700	—	53,094,700
Asset-Backed Securities	—	31,593,694	—	31,593,694
Short-Term Investment	5,588,557	—	—	5,588,557

Total Investments in Securities	$5,588,557	$160,565,797	$—	$166,154,354

For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012